Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
DisclosureOfCashAndCashEquivalentsExplanatory [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of December 31, 2020, and December 31, 2019, cash and cash equivalents are detailed as follows:

Cash	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Cash on hand	54	71
Cash in banks	244,848	105,141
Other demand deposits	2,227	6,986
Total Cash	247,129	112,198

Cash equivalents	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Short-term deposits, classified as cash equivalents	51,595	149,099
Short-term investments, classified as cash equivalents	210,378	327,233
Total cash equivalents	261,973	476,332
Total cash and cash equivalents	509,102	588,530

Disclosure of detailed information about short term investments [Text Block]
As of December 31, 2020, and December 31, 2019, the short-term investments classified as cash and cash equivalents relate to mutual funds (investment liquidity funds) for investments in:

Institution	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Legg Mason - Western Asset Institutional Cash Reserves	107,625	181,155
JP Morgan US dollar Liquidity Fund Institutional	102,753	146,078
Total	210,378	327,233

Disclosure of cash and cash equivalents by currency [Text Block]
As of December 31, 2020, and December 31, 2019, information on cash and cash equivalents by currency is detailed as follows:

Currency	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Peso (*)	7,190	8,240
Dollar	454,402	558,572
Euro	17,144	3,131
Mexican Peso	1,378	2,103
South African Rand	14,286	3,929
Japanese Yen	1,646	1,559
Peruvian Sol	3	4
Indian rupee	6	6
Chinese Yuan	11,597	2,484
Indonesian rupee	3	3
Argentine Peso	-	3
Pound Sterling	19	3
Australian Dollar	1,411	8,492
South Korean won	16	-
Dirham United Arab Emirates	-	-
Polish Zloty	1	1
Total	509,102	588,530

(*) The Company maintains financial derivative instruments policies which allow management to convert term deposits denominated in pesos and UF to Dollars.

Disclosure of restricted cash and cash equivalents [text block]
As of December 31, 2020, and, December 31, 2019 pledged assets are as follows

Restricted cash balances	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Isapre Norte Grande Ltda.	731	551
Total	731	551

Disclosure of detailed information about short term deposits [Text Block]
The detail at the end of each period is as follows:

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2020
						ThUS$	ThUS$	ThUS$
Banco Santander - Santiago	Fixed term	Dollar	0.35%	12-30-2020	03-30-2021	7,000	-	7,000
Scotiabank Sud Americano	Fixed term	Dollar	0.35%	11-30-2020	01-08-2021	1,500	1	1,501
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	2,000	1	2,001
Banco de Chile	Fixed term	Dollar	0.61%	11-30-2020	01-08-2021	3,500	1	3,501
Banco crédito e inversiones	Fixed term	Dollar	0.46%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.4%	12-01-2020	01-15-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.4%	12-02-2020	01-20-2021	2,500	1	2,501
Banco Santander - Santiago	Fixed term	Dollar	0.5%	12-09-2020	01-25-2021	500	-	500
Scotiabank Sud Americano	Fixed term	Dollar	0.5%	12-09-2020	01-25-2021	1,000	-	1,000
Banco Santander - Santiago	Fixed term	Dollar	0.5%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e inversiones	Fixed term	Dollar	0.51%	12-09-2020	01-25-2021	6,000	1	6,001
Banco crédito e inversiones	Fixed term	Dollar	0.26%	12-14-2020	01-29-2021	500	-	500
Banco Estado	Fixed term	Dollar	0.14%	12-14-2020	01-29-2021	1,000	1	1,001
Scotiabank Sud Americano	Fixed term	Dollar	0.4%	12-14-2020	01-29-2021	1,500	-	1,500
Banco de Chile	Fixed term	Dollar	0.56%	12-14-2020	01-29-2021	5,000	1	5,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	01-01-2021	500	-	500
Banco Itaú Corpbanca	Fixed term	Dollar	0.68%	12-18-2020	02-01-2021	2,000	1	2,001
Banco crédito e inversiones	Fixed term	Dollar	0.2%	12-23-2020	02-05-2021	2,000	1	2,001
Banco Itaú Corpbanca	Fixed term	Dollar	0.4%	12-24-2020	02-08-2021	1,000	-	1,000
Banco Santander - Santiago	Fixed term	Dollar	0.26%	12-29-2020	01-08-2021	2,500	1	2,501
Banco Santander - Santiago	Fixed term	Dollar	0.15%	12-30-2020	02-12-2021	700	-	700
Banco Itaú Corpbanca	Fixed term	Peso	0.35%	12-29-2020	01-05-2021	3,798	-	3,798
BBVA Banco Francés	Fixed term	Dollar	1.8%	12-31-2020	03-06-2021	86	-	86
Total						51,584	11	51,595

Receiver of the deposit	Type of deposit	Original Currency	Interest Rate	Placement date	Expiration date	Principal	Interest accrued to-date	As of December 31, 2019
						ThUS$	ThUS$	ThUS$
Banco crédito e inversiones	Fixed term	Dollar	3.45%	11-18-2019	02-13-2020	18,000	74	18,074
Banco crédito e inversiones	Fixed term	Dollar	2.85%	12-26-2019	02-20-2020	20,000	8	20,008
Banco de Chile	Fixed term	Dollar	3.45%	11-15-2019	01-23-2020	14,000	62	14,062
Banco de Chile	Fixed term	Dollar	3.50%	11-15-2019	01-09-2020	18,000	80	18,080
Banco de Chile	Fixed term	Dollar	3.45%	11-15-2019	01-16-2020	18,000	79	18,079
Banco Itaú Corpbanca	Fixed term	Dollar	2.90%	12-26-2019	02-20-2020	33,000	13	33,013
Scotiabank Sud Americano	Fixed term	Peso	2.16%	12-30-2019	01-08-2020	6,812	-	6,812
Banco crédito e inversiones	Fixed term	Dollar	3.51%	11-21-2019	01-28-2020	1,000	4	1,004
Banco crédito e inversiones	Fixed term	Dollar	3.75%	12-02-2019	02-27-2020	2,000	6	2,006
Banco crédito e inversiones	Fixed term	Dollar	3.60%	11-25-2019	01-28-2020	1,000	4	1,004
Banco Estado	Fixed term	Dollar	2.15%	12-16-2019	01-06-2020	500	-	500
Banco Santander - Santiago	Fixed term	Dollar	2.55%	12-09-2019	02-04-2020	1,700	3	1,703
Banco Itaú Corpbanca	Fixed term	Dollar	2.55%	12-16-2019	01-06-2020	2,500	3	2,503
Banco Itaú Corpbanca	Fixed term	Dollar	3.64%	11-29-2019	02-13-2020	1,500	5	1,505
Banco Itaú Corpbanca	Fixed term	Dollar	2.80%	11-12-2019	01-28-2020	2,000	8	2,008
Banco Santander - Santiago	Fixed term	Dollar	2.33%	10-16-2019	01-12-2020	1,000	5	1,005
Scotiabank Sud Americano	Fixed term	Dollar	2.45%	12-17-2019	01-13-2020	3,600	3	3,603
Scotiabank Sud Americano	Fixed term	Dollar	3.20%	11-13-2019	01-30-2020	500	2	502
Scotiabank Sud Americano	Fixed term	Dollar	3.40%	12-02-2019	02-27-2020	2,000	5	2,005
Scotiabank Sud Americano	Fixed term	Dollar	3.45%	11-18-2019	01-30-2020	1,500	6	1,506
BBVA Banco Francés	Fixed term	Dollar	39%	12-26-2019	01-27-2020	52	1	53
Banco Itaú S.A.	On demand	Dollar	8%	10-17-2019	01-17-2020	64	-	64
Total						148,728	371	149,099

Disclosure of reconciliation of liabilities arising from financing activities [text block]
This section sets out an analysis of net debt and relating movements for each of the periods presented. The definition of the net debt is described in Note 20.1.

Net debt	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$
Cash and cash equivalents	509,102	588,530
Other current financial assets	348,069	505,490
Other non-current financial hedge assets	37,276	3,918
Other current financial liabilities	(68,955)	(291,128)
Lease liabilities, current	(5,528)	(7,694)
Other non-current financial liabilities	(1,899,513)	(1,488,723)
Lease liabilities, non-current	(25,546)	(30,203)
Total	(1,105,095)	(719,810)

	As of	From cash flow			Not from cash flow			As of
Cash and cash equivalents	December 31, 2019	Amounts from loans	Amounts from interests	Other cash income/expenses	Hedging and non- hedging instruments	Exchange rate differences	Others	December 31, 2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(1,753,028)	(136,692)	73,933	7,819	-	(33,280)	(81,616)	(1,922,864)
Current and non-current lease liabilities	(37,897)	8,015	1,133	-	-	-	(2,325)	(31,074)
Financial instruments derived from hedging	(23,655)	814	7,634	-	(20,909)	-	(4,094)	(40,210)
Financial instruments derived from non-hedging	(3,169)	-	-	-	(2,226)	-	-	(5,395)
Current and non-current financial liabilities	(1,817,749)	(127,863)	82,700	7,819	(23,135)	(33,280)	(88,035)	(1,999,543)
Cash and cash equivalents	588,530	-	-	(78,988)	-	(440)	-	509,102
Deposits that do not qualify as cash and cash equivalents	485,689	-	-	(123,196)	-	(14,032)	(3,002)	345,459
Derivatives from hedge assets	21,188	-	(1,216)	(39,290)	56,207	-	388	37,277
Derivatives from other financial non-hedge assets	2,532	-	-	6,902	(6,824)	-	-	2,610
Total	(719,810)	(127,863)	81,484	(226,753)	26,248	(47,752)	(90,649)	(1,105,095)